INCOME TAX BENFIT (EXPENSE)	6 Months Ended
Jun. 30, 2026
INCOME TAX BENFIT (EXPENSE)
INCOME TAX BENFIT (EXPENSE)

13. INCOME TAX BENFIT (EXPENSE)

The income tax benefit (expense) and the effective income tax rate resulting from operations were as follows:

	For the Six Months Ended June 30,
	2025	2026
	US$	US$
Loss before income tax	(13,476,782)	(16,446,848)
Income tax benefit (expense)	(458)	68,016
Effective income tax rate	0.00%	(0.41)%

The change in the effective income tax rate for the six months ended June 30, 2026 compared with the six months ended June 30, 2025 is primarily due to changes to tax credits claimed, amount of loss before income tax and jurisdictional mix of loss before income tax.